Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.9%
Long-Term Municipal Bonds – 91.3%
Alabama – 2.1%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2015 5.00%, 09/01/2025 (Pre-refunded/ETM)	$1,390	$1,437,603
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,000	4,938,578
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	940,347
4.00%, 02/01/2040	2,680	2,504,533
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	23,985	23,947,360
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	69,310	69,067,096
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	6,480	5,883,680

		108,719,197

Alaska – 0.2%
Municipality of Anchorage AK Series 2015-B 5.00%, 09/01/2024	4,375	4,523,391
Series 2015-C 5.00%, 09/01/2023	1,890	1,915,313
5.00%, 09/01/2024	2,730	2,822,596

		9,261,300

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,920	2,064,262

Arizona – 2.2%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2023	1,270	1,291,282
5.00%, 12/01/2024	1,500	1,555,012
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,055,673

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(a)	$2,000	$1,400,000
Chandler Industrial Development Authority (Intel Corp.) 5.00%, 09/01/2052	11,680	12,188,947
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,370,372
2.542%, 07/01/2033	5,000	3,785,958
2.642%, 07/01/2034	10,000	7,461,581
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015-A 5.00%, 07/01/2023	7,945	8,025,710
5.00%, 07/01/2024	9,010	9,306,162
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	694,063
5.00%, 07/01/2031	850	981,852
5.00%, 07/01/2032	825	950,626
5.00%, 07/01/2033	1,000	1,145,286
5.00%, 07/01/2035	1,250	1,404,750
5.00%, 07/01/2036	2,000	2,234,522
5.00%, 07/01/2037	1,500	1,665,785
5.00%, 07/01/2038	2,000	2,212,989
5.00%, 07/01/2039	2,000	2,203,663
Series 2020-A 5.00%, 07/01/2030	500	578,386
5.00%, 07/01/2031	650	750,828
5.00%, 07/01/2032	400	460,909
5.00%, 07/01/2033	490	561,190
5.00%, 07/01/2034	1,000	1,135,504
5.00%, 07/01/2035	1,135	1,275,513
5.00%, 07/01/2036	1,670	1,865,826
5.00%, 07/01/2037	1,500	1,665,785
5.00%, 07/01/2038	1,550	1,715,066
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	3,791,405
2.171%, 07/01/2033	5,000	3,723,098
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	2,058,694
5.00%, 07/15/2038	5,500	6,245,221
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(a)	2,500	2,493,407
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2028	6,000	6,685,616

	Principal Amount (000)	U.S. $ Value

State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2023 (Pre-refunded/ETM)	$4,000	$4,039,655
5.00%, 07/01/2024 (Pre-refunded/ETM)	2,000	2,063,961
5.00%, 07/01/2025 (Pre-refunded/ETM)	5,000	5,278,220
5.00%, 07/01/2027 (Pre-refunded/ETM)	5,500	6,044,096

		114,366,613

Arkansas – 0.1%
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	3,000	2,852,817

California – 6.4%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	18,035	13,428,845
California Housing Finance Agency
Series 2019-2, Class A 4.00%, 03/20/2033	10,498	10,135,443
Series 2021-1, Class A 3.50%, 11/20/2035	3,410	3,084,638
Series 2021-2, Class X 0.823%, 03/25/2035(b)	9,849	533,402
Series 2021-3, Class A 3.25%, 08/20/2036	3,935	3,401,464
Series 2021-3, Class X 0.764%, 08/20/2036(b)	8,041	441,445
California State Public Works Board (California State Public Works Board Lease) Series 2014-B 5.00%, 10/01/2028	1,225	1,274,393
Series 2021-A 5.00%, 02/01/2027	12,040	13,190,949
California State University Series 2021-B 2.374%, 11/01/2035	5,000	3,698,574
City of Los Angeles Department of Airports Series 2018-C 5.00%, 05/15/2036	5,840	6,067,771
Series 2019 5.00%, 05/15/2039	5,215	5,402,556
City of Riverside CA Electric Revenue Series 2019-A 5.00%, 10/01/2033	5,230	5,891,779
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	1,995	1,487,547
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	2,505	1,920,939

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	$13,250	$10,388,119
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	5,500	4,165,161
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	13,000	9,424,311
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	7,000	5,475,929
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	3,000	2,247,393
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	6,545	4,556,064
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
Series 2021-A 4.00%, 06/01/2038	3,835	3,956,863
Series A 4.00%, 06/01/2037	6,165	6,396,184
Los Angeles Unified School District/CA Series 2020-R 5.00%, 07/01/2033	2,780	3,196,033
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2038	5,000	5,581,936
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(c)	15,000	13,079,505
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037	9,645	10,119,597
State of California Series 2013 5.00%, 11/01/2024	20,000	20,380,226
5.00%, 11/01/2025	23,465	23,896,200

	Principal Amount (000)	U.S. $ Value

Series 2014 5.00%, 05/01/2025	$30,965	$31,956,973
5.00%, 05/01/2026	50,000	51,628,280
Series 2019 5.00%, 11/01/2031	16,185	18,232,161
5.00%, 04/01/2036	26,190	28,997,929
Series 2020 5.00%, 03/01/2035	460	518,024
University of California Series 2022-S 5.00%, 05/15/2034	5,000	5,893,865
5.00%, 05/15/2035	5,000	5,829,081

		335,879,579

Colorado – 2.2%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	3,680	3,611,828
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	24,320	26,109,346
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2016-A 5.00%, 11/15/2023	4,085	4,156,840
Series 2018-A 5.00%, 12/01/2025	10,000	10,445,965
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2026	16,080	17,010,341
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2027	19,215	20,493,166
5.00%, 12/01/2032	1,620	1,721,609
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series A 5.00%, 08/01/2030	1,000	1,066,389
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	2,175	2,316,102
5.00%, 08/01/2035	1,995	2,090,206
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,471,434
5.00%, 11/01/2028	3,620	3,980,724
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	2,312	1,817,399
State of Colorado Series 2022 6.00%, 12/15/2041	11,000	12,907,414

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 5.80%, 12/01/2032	$1,630	$1,632,970
Vauxmont Metropolitan District
AGM Series 2019 3.25%, 12/15/2050	822	676,013
5.00%, 12/15/2026	270	289,010
AGM Series 2020 5.00%, 12/01/2024	485	502,513
5.00%, 12/01/2027	305	331,739
5.00%, 12/01/2030	385	426,910
5.00%, 12/01/2033	285	313,667
5.00%, 12/01/2050	300	306,648

		114,678,233

Connecticut – 3.1%
City of Bridgeport CT
Series 2017-A 5.00%, 11/01/2023	1,420	1,442,592
5.00%, 11/01/2028	1,000	1,089,867
Series 2017-B 5.00%, 08/15/2025	1,085	1,140,597
5.00%, 08/15/2026	4,500	4,813,281
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	831,563
5.00%, 08/15/2027	6,610	7,187,313
Series 2017-C 5.00%, 08/15/2024	2,245	2,315,677
5.00%, 08/15/2026	2,480	2,652,653
5.00%, 08/15/2027	2,605	2,832,519
5.00%, 08/15/2028	1,620	1,759,704
Connecticut State Health & Educational Facilities Authority (Nuvance Health Obligated Group) Series 2019-A 5.00%, 07/01/2032	5,425	5,704,596
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018-K1 5.00%, 07/01/2026	1,000	1,013,629
5.00%, 07/01/2027	1,100	1,118,591
5.00%, 07/01/2028	1,100	1,120,375
5.00%, 07/01/2029	1,200	1,221,316
State of Connecticut Series 2014-A 5.00%, 03/01/2028	6,360	6,527,464
Series 2015-B 5.00%, 06/15/2032	7,345	7,716,268
Series 2015-F 5.00%, 11/15/2027	1,570	1,671,874
Series 2016-A 5.00%, 03/15/2024	2,805	2,876,889
5.00%, 03/15/2029	14,500	15,497,174
Series 2016-E 5.00%, 10/15/2024	17,000	17,672,290
5.00%, 10/15/2025	3,025	3,215,459

	Principal Amount (000)	U.S. $ Value

Series 2017-B 5.00%, 04/15/2028	$2,515	$2,789,496
Series 2018-C 5.00%, 06/15/2026	5,500	5,922,514
Series 2018-D 5.00%, 04/15/2026	16,655	17,875,327
Series 2020-A 5.00%, 01/15/2040	2,565	2,754,031
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2024	4,650	4,650,000
Series 2020 4.00%, 05/01/2036	1,000	1,017,906
5.00%, 05/01/2031	3,565	4,077,842
5.00%, 05/01/2033	2,525	2,873,463
5.00%, 05/01/2037	2,645	2,913,396
Series 2021-A 4.00%, 05/01/2040	3,835	3,716,323
Series 2021-D 4.00%, 11/01/2039	1,060	1,041,313
Town of Stratford CT BAM Series 2019
5.00%, 01/01/2030	2,035	2,185,935
5.00%, 01/01/2031	3,890	4,177,675
5.00%, 01/01/2032	3,890	4,167,183
5.00%, 01/01/2033	3,555	3,798,879
University of Connecticut Series 2022-A 5.00%, 05/01/2040	7,065	7,803,583

		163,186,557

Delaware – 0.1%
Delaware River & Bay Authority Series 2014-C 5.00%, 01/01/2026	3,250	3,313,064
5.00%, 01/01/2027	2,220	2,262,641
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	572,817
5.00%, 09/01/2050	1,000	1,004,930

		7,153,452

District of Columbia – 1.9%
District of Columbia Series 2013-A 5.00%, 06/01/2025	20,860	21,022,282
5.00%, 06/01/2026	19,580	19,741,923
5.00%, 06/01/2027	18,675	18,828,675
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2029	1,155	1,234,932
Series 2019-A 5.00%, 10/01/2030	3,840	4,145,229
5.00%, 10/01/2032	5,000	5,369,736

	Principal Amount (000)	U.S. $ Value

Series 2020-A 5.00%, 10/01/2029	$2,540	$2,742,856
5.00%, 10/01/2030	5,500	5,993,438
5.00%, 10/01/2031	5,000	5,430,676
5.00%, 10/01/2032	5,500	5,958,868
5.00%, 10/01/2033	5,000	5,399,844
5.00%, 10/01/2034	2,870	3,079,330
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2036	3,205	3,568,244

		102,516,033

Florida – 3.8%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2030(a)	510	509,985
Central Florida Expressway Authority Series 2019-B 5.00%, 07/01/2033	11,335	12,639,223
AGM Series 2021 5.00%, 07/01/2033	2,650	3,039,599
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,373,271
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	398,602
Zero Coupon, 09/01/2035	650	376,927
County of Broward FL Airport System Revenue
Series 2019-A 5.00%, 10/01/2031	1,070	1,148,374
Series 2019-C 2.384%, 10/01/2026	1,250	1,141,787
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012-Q 5.00%, 10/01/2023	5,000	5,007,031
County of Broward FL Convention Center Hotel Revenue Series 2022 5.00%, 01/01/2035	2,685	3,042,587
County of Miami-Dade FL Aviation Revenue
Series 2015-A 5.00%, 10/01/2023	1,725	1,743,627
5.00%, 10/01/2024	1,610	1,654,930
County of Miami-Dade FL Water & Sewer System Revenue Series 2021 4.00%, 10/01/2038	2,490	2,435,805
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2041	1,955	1,814,289

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	$735	$507,020
Zero Coupon, 10/01/2031	905	592,686
Zero Coupon, 10/01/2032	500	311,228
Zero Coupon, 10/01/2033	1,210	711,017
Zero Coupon, 10/01/2034	1,260	695,719
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,498,073
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(a)	3,765	3,480,807
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2024	1,000	1,036,334
5.00%, 10/01/2026	1,750	1,848,087
5.00%, 10/01/2028	1,015	1,070,791
Series 2021 1.425%, 10/01/2026	3,000	2,617,864
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	3,000	3,256,177
5.00%, 10/01/2030 (Pre-refunded/ETM)	6,250	6,783,701
5.00%, 10/01/2031	4,085	4,303,079
Series 2019-A 5.00%, 10/01/2033	7,975	8,540,380
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,545,244
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	2,650	2,688,175
Hollywood Community Redevelopment Agency Series 2015 5.00%, 03/01/2023	1,145	1,147,948
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,287,444
JEA Water & Sewer System Revenue Series 2014-A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,605,937
5.00%, 10/01/2025	1,495	1,533,736
Series 2017-A 5.00%, 10/01/2026	22,290	24,106,486
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	8,334,020
5.00%, 07/01/2029	6,215	6,653,302
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029	3,000	3,164,248
5.00%, 01/01/2030	3,180	3,345,537

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019 5.00%, 10/01/2023	$5,000	$5,060,237
5.00%, 10/01/2024	6,560	6,762,182
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036(d)	1,000	909,204
Orange County School Board Series 2014-A 5.00%, 08/01/2028 (Pre-refunded/ETM)	25,075	25,945,341
5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	22,018,618
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	2,000	1,990,295
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,514,014

		202,190,968

Georgia – 2.3%
City of Atlanta GA Department of Aviation
Series 2014-A 5.00%, 01/01/2028	12,250	12,521,107
Series 2021-C 4.00%, 07/01/2040	1,000	933,501
4.00%, 07/01/2042	1,250	1,152,497
5.00%, 07/01/2029	1,250	1,346,760
5.00%, 07/01/2030	1,315	1,429,852
5.00%, 07/01/2031	1,725	1,887,251
5.00%, 07/01/2032	1,000	1,091,099
5.00%, 07/01/2033	1,400	1,522,665
5.00%, 07/01/2034	3,000	3,243,520
5.00%, 07/01/2036	2,400	2,557,918
5.00%, 07/01/2037	2,500	2,646,849
Series 2022-B 5.00%, 07/01/2035	1,565	1,689,761
5.00%, 07/01/2036	2,845	3,050,316
5.00%, 07/01/2037	2,535	2,698,248
5.00%, 07/01/2039	2,765	2,904,396
5.00%, 07/01/2040	7,105	7,424,078
5.00%, 07/01/2041	7,460	7,756,263
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	1,000	1,055,539
5.00%, 04/01/2027	250	266,808
5.00%, 04/01/2028	250	269,126
5.00%, 04/01/2029	300	325,057
5.00%, 04/01/2030	225	244,833
5.00%, 04/01/2031	250	271,472
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	9,350	8,790,703

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018-A 4.00%, 04/01/2048	$34,735	$34,724,045
Series 2018-C 4.00%, 08/01/2048	18,000	17,986,378
Private Colleges & Universities Authority (Emory University) Series 2020-B 4.00%, 09/01/2035	1,280	1,319,950

		121,109,992

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	855	899,936

Hawaii – 0.1%
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	2,795,389

Idaho – 0.0%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015-A 5.00%, 07/15/2023	1,320	1,333,870

Illinois – 5.2%
Chicago Board of Education
Series 2017-F 5.00%, 12/01/2023	7,000	7,067,191
Series 2018-A 5.00%, 12/01/2026	1,000	1,024,014
Series 2021-A 5.00%, 12/01/2037	3,750	3,745,984
Series 2022-B 4.00%, 12/01/2041	11,000	9,296,654
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,204,394
Series 2018-A 5.00%, 01/01/2039	6,000	6,195,418
Series 2022 4.00%, 01/01/2042	3,160	3,005,898
5.00%, 01/01/2029	500	533,374
5.00%, 01/01/2030	800	860,804
5.00%, 01/01/2033	890	968,069
5.00%, 01/01/2040	1,850	1,925,330
5.00%, 01/01/2041	2,000	2,071,530
5.00%, 01/01/2042	2,200	2,273,882
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	470	472,253
5.00%, 09/01/2025	350	357,446
5.00%, 09/01/2026	300	308,207

	Principal Amount (000)	U.S. $ Value

5.00%, 09/01/2027	$455	$469,445
5.00%, 09/01/2029	575	596,332
5.00%, 09/01/2031	1,000	1,031,006
5.00%, 09/01/2034	600	610,536
Illinois Finance Authority (NorthShore University HealthSystem Obligated Group) Series 2020 5.00%, 08/15/2029	1,000	1,121,637
5.00%, 08/15/2030	4,000	4,544,530
5.00%, 08/15/2034	2,785	3,116,534
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,046,284
5.00%, 11/15/2028	1,250	1,304,246
Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) Series 2020 4.00%, 07/01/2037	5,290	5,380,081
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2031	4,000	4,641,345
5.00%, 10/01/2032	3,750	4,369,813
5.00%, 10/01/2033	2,250	2,627,364
5.00%, 10/01/2037	1,350	1,556,056
5.00%, 10/01/2038	1,700	1,959,821
Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027	16,370	17,204,042
5.00%, 02/01/2028	13,565	14,221,722
5.00%, 02/01/2029	12,885	13,472,964
Illinois State Toll Highway Authority Series 2014-D 5.00%, 01/01/2023	1,185	1,185,000
Metropolitan Pier & Exposition Authority Series 2022 4.00%, 12/15/2042	2,745	2,388,520
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	2,240	2,709,461
5.25%, 12/01/2035	4,835	5,853,912
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2024	10,020	10,281,522
5.00%, 06/01/2025	12,450	13,023,274
State of Illinois Series 2013 5.50%, 07/01/2024	5,415	5,461,355
Series 2013-A 5.00%, 04/01/2023	4,415	4,429,317
Series 2014 5.00%, 02/01/2024	3,500	3,545,574
5.00%, 05/01/2025	18,120	18,352,911
5.00%, 05/01/2027	5,000	5,052,667
Series 2016 5.00%, 02/01/2029	1,100	1,125,575

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 12/01/2024	$8,590	$8,757,094
Series 2017-D 5.00%, 11/01/2024	55,520	56,572,965
5.00%, 11/01/2028	1,675	1,722,560
Series 2019-B 4.00%, 11/01/2033	9,000	8,415,229
Series 2020 5.50%, 05/01/2039	1,500	1,548,124
Series 2022-B 5.25%, 10/01/2037	4,000	4,085,341

		277,094,607

Indiana – 0.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne, LLC Obligated Group) 9.00%, 12/01/2044(a)	5,040	4,954,249
10.75%, 12/01/2029	680	669,792
City of Whiting IN (BP Products North America, Inc.) Series 2019 5.00%, 12/01/2044	9,670	9,898,226
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2024	715	727,468
5.00%, 04/01/2025	750	773,608
5.00%, 04/01/2026	790	825,688
5.00%, 04/01/2027	830	874,029
5.00%, 04/01/2028	875	926,415
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,592,745
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	1,895	1,614,680

		32,856,900

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050	5,450	5,212,867
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2021-A 5.00%, 08/01/2038	5,460	6,109,664
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	14,000	14,334,019

		25,656,550

	Principal Amount (000)	U.S. $ Value

Kansas – 0.1%
City of Junction City KS Series 2016-A 5.00%, 09/01/2023	$3,805	$3,850,225
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(a)	215	219,297
6.50%, 11/15/2042(a)	1,610	1,629,569

		5,699,091

Kentucky – 2.5%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,453,052
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,068,158
5.00%, 08/15/2041	1,260	1,294,818
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	9,242,273
5.00%, 06/01/2030	5,870	6,163,901
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	24,850	24,668,545
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018-A 4.00%, 04/01/2048	18,590	18,557,352
Series 2018-C 4.00%, 12/01/2049	36,475	36,138,350
Series 2019-A 4.00%, 12/01/2049	10,895	10,794,444
Series 2022-A 4.00%, 08/01/2052	10,000	9,685,353
Kentucky Turnpike Authority Series 2016-A 5.00%, 07/01/2023	2,365	2,387,636
5.00%, 07/01/2024	3,420	3,526,333
5.00%, 07/01/2025	2,515	2,643,763
5.00%, 07/01/2027	5,075	5,425,934

		135,049,912

Louisiana – 0.5%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027	6,450	6,758,998
5.00%, 08/01/2028	2,535	2,650,037

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	$2,250	$2,302,502
6.10%, 06/01/2038(a)	3,030	3,216,750
6.10%, 12/01/2040(a)	2,595	2,754,939
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,196,504
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 3.51% (SOFR + 0.50%), 05/01/2043(c)	10,420	10,158,412

		29,038,142

Maine – 0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	1,000	1,036,060

Maryland – 0.5%
County of Baltimore MD Series 2022 4.00%, 03/01/2038	5,000	5,104,101
County of Frederick MD Series 2019-A 5.00%, 08/01/2027 (Pre-refunded/ETM)	165	181,975
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	10,000	10,234,495
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2028	1,420	1,556,692
5.00%, 04/15/2029	1,500	1,665,224
5.00%, 04/15/2031	1,365	1,515,810
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2026	1,500	1,579,926
5.00%, 08/01/2028	1,050	1,123,379
5.00%, 08/01/2029	700	752,215
5.00%, 08/01/2033	1,000	1,084,932
5.00%, 08/01/2034	1,000	1,078,053

		25,876,802

Massachusetts – 2.0%
Commonwealth of Massachusetts
Series 2016-B 5.00%, 07/01/2023	3,965	4,005,862
Series 2017-D 5.00%, 02/01/2036	4,435	4,743,841
Series 2018-B 5.00%, 01/01/2031	3,685	4,091,143
AGC Series 2007-A 3.545% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	15,250	14,939,240

	Principal Amount (000)	U.S. $ Value

Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	$7,250	$6,999,659
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	10,340	11,396,346
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,290	2,299,692
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2025	2,670	2,828,350
5.00%, 10/01/2026	2,535	2,742,525
5.00%, 10/01/2029	1,000	1,118,347
5.00%, 10/01/2030	1,000	1,114,354
5.00%, 10/01/2031	1,010	1,120,580
5.00%, 10/01/2032	1,055	1,168,065
5.00%, 10/01/2033	1,625	1,794,337
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025	7,565	7,980,329
5.00%, 07/01/2028	7,500	8,243,774
5.00%, 07/01/2029	9,000	9,890,046
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,064,212
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,514,535
5.00%, 07/01/2030	2,100	2,227,360
5.00%, 07/01/2032	2,000	2,102,573
5.00%, 07/01/2033	2,000	2,092,181
AGM Series 2020-C 5.00%, 10/01/2026	325	346,232
5.00%, 10/01/2027	440	475,755
5.00%, 10/01/2028	500	548,351
5.00%, 10/01/2029	295	327,299
5.00%, 10/01/2030	315	353,181
5.00%, 10/01/2031	375	413,937
5.00%, 10/01/2032	245	268,024
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2036	8,615	9,213,767

		107,423,897

Michigan – 5.6%
Bloomfield Hills School District Series 2023 5.00%, 05/01/2027(d)	600	643,106
5.00%, 05/01/2028(d)	635	690,007

	Principal Amount (000)	U.S. $ Value

5.00%, 05/01/2029(d)	$700	$770,473
5.00%, 05/01/2030(d)	635	708,158
5.00%, 05/01/2032(d)	1,100	1,258,196
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.108% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	14,000	13,692,350
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2024	2,700	2,786,747
5.00%, 07/01/2025	9,805	10,319,083
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 2.625%, 05/15/2025	120	114,037
Lake Orion Community School District Series 2016 5.00%, 05/01/2024	2,915	2,999,131
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	50,134,633
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 3.875%, 10/01/2023	2,000	1,994,409
4.00%, 10/01/2024	3,000	2,995,637
4.50%, 10/01/2029	12,065	12,093,938
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2025	22,045	22,740,207
5.00%, 07/01/2027	17,895	18,467,289
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	7,770	7,994,348
5.00%, 07/01/2025	16,525	17,046,129
5.00%, 07/01/2026	25,000	25,799,510
5.00%, 07/01/2027	5,060	5,221,821
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	15,000	14,751,907
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 4.00%, 06/01/2034	2,000	1,916,558
4.00%, 06/01/2035	1,000	946,511

	Principal Amount (000)	U.S. $ Value

4.00%, 06/01/2036	$1,000	$935,652
4.00%, 06/01/2037	1,000	924,484
4.00%, 06/01/2038	1,000	914,982
4.00%, 06/01/2039	2,000	1,809,083
5.00%, 06/01/2025	610	625,116
5.00%, 06/01/2026	1,290	1,330,541
5.00%, 06/01/2028	1,000	1,044,890
5.00%, 06/01/2029	2,000	2,103,033
5.00%, 06/01/2031	745	784,769
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,617,932
Series 2014-B 5.00%, 07/01/2027	4,990	5,047,890
5.00%, 07/01/2031	2,460	2,486,772
Michigan Finance Authority (Trinity Health Corp.) Series 2019 4.00%, 12/01/2040	5,595	5,342,465
Series 2015 5.00%, 12/01/2023	5,675	5,777,778
5.00%, 12/01/2024	4,400	4,575,499
5.00%, 12/01/2025	3,000	3,156,466
5.50%, 12/01/2026	4,500	4,786,834
5.50%, 12/01/2027	2,720	2,892,948
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024	3,210	3,270,671
5.00%, 12/31/2025	2,200	2,253,328
5.00%, 06/30/2026	2,400	2,464,589
5.00%, 12/31/2026	5,770	5,945,264
5.00%, 06/30/2027	7,635	7,876,405
5.00%, 12/31/2027	5,770	5,969,973
5.00%, 06/30/2028	4,645	4,810,667

		294,832,216

Missouri – 0.5%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2025	1,445	1,478,702
5.00%, 03/01/2028	1,375	1,432,305
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,357,343
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2033	4,000	4,106,174
4.00%, 07/01/2034	2,000	2,033,263
4.00%, 07/01/2035	1,500	1,501,809
4.00%, 07/01/2039	5,000	4,803,468
4.00%, 07/01/2040	1,500	1,433,392

	Principal Amount (000)	U.S. $ Value

Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	$845	$856,841
5.75%, 03/01/2027	775	789,375
Missouri Joint Municipal Electric Utility Commission Series 2014-A 5.00%, 01/01/2025	2,630	2,734,938

		25,527,610

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025	2,500	2,578,065
5.00%, 02/15/2026	3,190	3,339,399
5.00%, 02/15/2027	6,950	7,371,429
5.00%, 02/15/2028	2,375	2,503,506

		15,792,399

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	57,480	58,021,554

Nevada – 0.9%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2023	5,675	5,750,261
5.00%, 09/01/2026	2,930	3,140,771
Clark County School District Series 2016-D 5.00%, 06/15/2024	26,915	27,720,477
County of Clark NV Series 2017 5.00%, 06/01/2024	6,530	6,733,294
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	4,937,248

		48,282,051

New Hampshire – 0.9%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	9,138	8,860,630
Series 2022-1, Class A 4.375%, 09/20/2036	24,845	23,991,022
Series 2022-2 0.334%, 09/20/2036	20,000	481,748
Series 2022-2, Class A 4.00%, 10/20/2036	9,970	9,282,025
Series 2022-2, Class X 0.674%, 10/01/2036(b)	9,970	511,920
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018-A 4.00%, 11/01/2027(a)	2,250	2,142,408

		45,269,753

	Principal Amount (000)	U.S. $ Value

New Jersey – 6.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	$4,930	$5,225,858
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	1,000	1,009,477
5.50%, 01/01/2027	1,000	1,008,915
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2023	1,500	1,510,653
5.00%, 10/01/2024	2,000	2,027,817
5.00%, 10/01/2025	2,750	2,805,524
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025	1,000	1,008,568
5.00%, 06/15/2026	3,500	3,528,426
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,920	3,894,521
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,552,523
5.00%, 06/15/2028	975	1,028,114
Series 2018-A 5.00%, 06/15/2029	3,050	3,215,596
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2031	3,195	3,480,608
Series 2018-A 5.00%, 12/15/2027	8,605	9,266,593
5.00%, 12/15/2029	38,555	41,886,260
5.00%, 12/15/2030	5,885	6,375,139
5.00%, 12/15/2032	5,230	5,617,152
5.00%, 12/15/2033	7,230	7,720,209
Series 2019 5.00%, 12/15/2028	4,000	4,347,360
5.00%, 06/15/2029	1,525	1,657,105
Series 2019-B 5.00%, 06/15/2033	3,885	4,154,113
Series 2020-A 5.00%, 06/15/2035	1,810	1,937,429
Series 2022-A 5.00%, 06/15/2034	11,635	12,720,407

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2027	$5,040	$5,196,692
5.00%, 01/01/2028	40,000	41,221,940
5.00%, 01/01/2029	30,900	31,897,366
Series 2014-C 5.00%, 01/01/2024	14,720	15,027,389
Series 2017-A 5.00%, 01/01/2029	7,235	7,844,735
Series 2017-B
5.00%, 01/01/2029	10,000	11,039,859
5.00%, 01/01/2030	14,830	16,351,755
5.00%, 01/01/2031	15,220	16,777,621
Series 2021-B 1. 713%, 01/01/2029	6,625	5,507,241
AGM Series 2005-D3 5.25%, 01/01/2026	14,770	15,779,714
South Jersey Transportation Authority BAM Series 2022 5.00%, 11/01/2036	450 479,072
5.00%, 11/01/2037	400	423,163
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2023	1,500	1,507,722
5.00%, 06/01/2025	4,125	4,232,963
5.00%, 06/01/2026	3,000	3,101,885
5.00%, 06/01/2027	4,000	4,171,009
5.00%, 06/01/2028	2,140	2,249,685
5.00%, 06/01/2035	2,620	2,707,168

		324,495,346

New York – 12.1%
City of New York NY
Series 2014-A 5.00%, 08/01/2027	1,130	1,168,160
Series 2015-A 5.00%, 08/01/2023	2,040	2,063,502
Series 2018-D 5.00%, 12/01/2039	2,435	2,598,068
Series 2020-A 5.00%, 08/01/2024	1,260	1,304,129
Series 2021 1.396%, 08/01/2027	18,750	16,026,133
Series 2021-A 4.00%, 08/01/2038	1,000	986,319
5.00%, 08/01/2033	2,025	2,334,412
Series 2021-F 5.00%, 06/01/2044	5,000	5,214,835
Series 2021-L 5.00%, 04/01/2034	4,000	4,551,959
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	8,840	9,566,957
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039(a)	4,875	4,401,296
Metropolitan Transportation Authority Series 2012-F 5.00%, 11/15/2024	26,915	26,926,097
5.00%, 11/15/2025	15,275	15,281,298

	Principal Amount (000)	U.S. $ Value

Series 2013-B 5.00%, 11/15/2026 (Pre-refunded/ETM)	$9,505	$9,677,224
Series 2014-A 5.00%, 11/15/2026 (Pre-refunded/ETM)	4,205	4,281,192
5.00%, 11/15/2027 (Pre-refunded/ETM)	4,040	4,113,202
Series 2014-C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	5,208,399
Series 2017-C 5.00%, 11/15/2028	1,610	1,671,203
5.00%, 11/15/2030	56,065	58,040,422
5.00%, 11/15/2031	5,455	5,632,233
5.00%, 11/15/2033	8,500	8,709,091
Series 2020-A 5.00%, 02/01/2023	15,685	15,696,456
Series 2021-D 3.211% (SOFR + 0.33%), 11/01/2035(c)	8,980	8,831,830
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012-A 5.00%, 11/15/2027	4,505	4,506,857
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	28,000	31,195,304
5.00%, 07/15/2032	25,945	28,780,993
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-A 5.00%, 08/01/2033	4,860	5,303,304
Series 2019-B 5.00%, 11/01/2035	17,960	19,857,724
5.00%, 11/01/2036	41,825	45,974,709
Series 2021-B 4.00%, 08/01/2037	9,200	9,078,331
4.00%, 08/01/2038	6,030	5,886,907
Series 2021-E 4.00%, 02/01/2040	4,335	4,191,138
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,807,059
2.80%, 09/15/2069	11,555	10,339,965
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2022-A 4.00%, 03/15/2040	22,190	21,554,871
New York State Dormitory Authority Series 2014-C 5.00%, 03/15/2027 (Pre-refunded/ETM)	2,015	2,069,126
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2020-D 5.00%, 02/15/2034	17,525	19,771,900
Series 2022-A 4.00%, 03/15/2042	10,090	9,670,000

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2036	$5,000	$5,015,857
New York State Urban Development Corp. Series 2013-C 5.00%, 03/15/2026 (Pre-refunded/ETM)	38,460	38,610,536
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2024	4,010	4,113,250
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	20,115	20,449,271
5.00%, 01/01/2028	22,110	22,549,248
5.00%, 01/01/2029	27,145	27,672,370
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	7,000	7,138,911
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,005,741
Port Authority of New York & New Jersey
Series 2013-178 5.00%, 12/01/2028	3,385	3,418,052
Series 2019 4.00%, 11/01/2037	2,915	2,760,658
Series 2020-2 5.00%, 07/15/2033	5,910	6,404,407
Series 2021-2 4.00%, 07/15/2037	2,980	2,824,152
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027	1,045	1,096,817
5.00%, 06/01/2029	2,080	2,215,478
5.00%, 06/01/2033	2,395	2,543,950
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)
Series 2021-A 2.411%, 05/15/2034	14,725	11,266,086
2.591%, 05/15/2036	2,000	1,492,134
Series 2022 5.00%, 05/15/2030	7,000	8,065,444
Series 2022-A 5.00%, 08/15/2024	16,500	17,051,131
Series 2022-E 3.931% (SOFR + 1.05%), 04/01/2026(c)	14,000	14,102,729

		637,068,827

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.3%
County of Wake NC (County of Wake NC Lease) Series 2021 4.00%, 03/01/2038	$1,525	$1,527,145
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.00%, 07/01/2035	1,740	1,871,588
5.00%, 07/01/2036	1,500	1,602,161
5.00%, 07/01/2037	1,250	1,325,466
5.25%, 07/01/2038	1,200	1,290,106
5.25%, 07/01/2039	1,300	1,390,596
5.25%, 07/01/2040	3,220	3,426,475
5.25%, 07/01/2042	1,140	1,204,474

		13,638,011

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	1,960,582
5.00%, 06/01/2030	3,000	2,883,370

		4,843,952

Ohio – 1.1%
American Municipal Power, Inc. Series 2021 4.00%, 02/15/2036	1,000	999,989
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037	2,000	1,899,287
4.00%, 06/01/2038	1,000	941,014
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026	10,000	10,678,730
5.00%, 08/01/2027	8,465	9,176,046
5.00%, 08/01/2028	1,955	2,141,175
Series 2020
5.00%, 12/01/2028	5,400	5,960,444
5.00%, 12/01/2029	1,565	1,749,296
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026	2,745	2,879,357
5.00%, 02/15/2027	2,710	2,859,408
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,090,953
County of Hamilton OH Sewer System Revenue Series 2019-A 5.00%, 12/01/2034	9,375	10,525,573
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	695	690,485
6.375%, 12/01/2037	5,000	5,000,947
Hamilton County Convention Facilities Authority Series 2014 5.00%, 12/01/2023	1,230	1,249,503

		57,842,207

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.2%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	$1,235	$1,238,983
5.00%, 07/01/2028	1,280	1,282,101
McGee Creek Authority NATL Series 1992 6.00%, 01/01/2023	510	510,000
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	4,000	3,632,479
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	3,988,413

		10,651,976

Oregon – 0.6%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.00%, 10/01/2024	430	431,004
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	464,893
5.00%, 08/15/2031	1,245	1,380,771
5.00%, 08/15/2033	500	549,364
5.00%, 08/15/2034	875	953,860
5.00%, 08/15/2035	755	817,146
5.00%, 08/15/2036	1,300	1,399,159
Port of Portland OR Airport Revenue Series 2020-T 5.00%, 07/01/2035	4,290	4,541,679
Series 2022-2 4.00%, 07/01/2038	11,255	10,645,237
4.00%, 07/01/2040	7,170	6,693,205
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,313,927
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP) Series 2009-D 5.00%, 11/01/2023	10	10,016
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	2,335	2,564,001

		32,764,262

	Principal Amount (000)	U.S. $ Value

Other – 1.1%
Federal Home Loan Mortgage Corp. Series 2021-ML12, Class AUS 2.34%, 07/25/2041(a)	$7,432	$5,679,285
Federal Home Loan Mortgage Corp. Enhanced Receipt
Series 2019-A, Class 1 3.87%, 11/15/2035(a)	23,651	21,484,750
Series 2019-C, Class 1 3.87%, 11/15/2035(a)	5,517	5,011,331
Series 2019-D, Class 1 3.87%, 11/15/2035(a)	5,037	4,575,950
Series 2019-E, Class 1 3.87%, 11/15/2035(a)	3,384	3,074,328
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019-M 2.60%, 09/15/2033(a)	9,515	7,861,660
2.625%, 06/15/2035(a)	9,575	7,864,966
2.65%, 06/15/2035(a)	4,800	3,954,349

		59,506,619

Pennsylvania – 7.0%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2038	5,000	4,688,442
4.00%, 01/01/2039	2,235	2,087,691
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030	5,290	5,877,785
5.00%, 07/15/2032	6,500	7,104,596
5.00%, 07/15/2033	7,600	8,276,035
Allegheny County Sanitary Authority Series 2015 5.00%, 12/01/2023	3,500	3,565,285
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	1,025	1,003,212
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2027	12,000	13,099,129
5.00%, 08/01/2028	12,310	13,325,057
5.00%, 08/01/2029	9,970	10,785,005
5.00%, 08/01/2030	4,000	4,313,422
5.00%, 08/01/2032	8,010	8,576,206
Series 2019-A 5.00%, 08/01/2026	1,420	1,527,870
Series 2019-B 5.00%, 02/01/2030	1,005	1,102,459

	Principal Amount (000)	U.S. $ Value
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2024	$7,000	$7,259,182
5.00%, 10/01/2025	7,750	8,186,486
5.00%, 10/01/2026	2,675	2,879,154
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2024	9,575	9,938,979
Series 2017 5.00%, 01/01/2026	6,065	6,463,287
5.00%, 01/01/2027	14,415	15,629,756
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043	2,500	2,741,919
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,197,525
AGM Series 2022 4.00%, 07/01/2038	10,000	9,675,285
4.00%, 07/01/2039	10,000	9,629,782
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	2,250	2,278,159
5.00%, 12/01/2032	2,750	2,761,745
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,483,107
5.00%, 09/01/2027	1,750	1,879,727
5.00%, 09/01/2028	1,500	1,632,611
5.00%, 09/01/2029	3,000	3,259,338
5.00%, 09/01/2030	3,000	3,253,488
Series 2019
5.00%, 09/01/2030	1,710	1,868,792
5.00%, 09/01/2032	1,200	1,306,450
Pennsylvania Economic Development Financing Authority 5.50%, 06/30/2038	3,350	3,525,253
5.50%, 06/30/2039	4,750	4,965,553
5.50%, 06/30/2040	5,000	5,211,461
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,803,397
5.00%, 12/31/2026	4,500	4,638,361
5.00%, 06/30/2027	12,450	12,806,965
5.00%, 12/31/2027	6,000	6,171,388
5.00%, 06/30/2028	10,790	11,072,935
5.00%, 12/31/2028	8,910	9,143,156
5.00%, 06/30/2042	1,000	999,837

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 5.00%, 04/15/2028	$3,000	$3,288,785
5.00%, 04/15/2029	3,000	3,330,448
5.00%, 04/15/2030	1,395	1,565,003
5.00%, 04/15/2031	1,635	1,815,640
Series 2022-C 4.36% (MUNIPSA + 0.70%), 11/15/2047(c)	10,500	10,181,899
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	2,720	2,561,230
Series 2022 4.00%, 08/15/2038	1,065	1,045,653
4.00%, 08/15/2040	1,345	1,292,953
5.00%, 08/15/2029	825	933,287
5.00%, 08/15/2030	750	859,244
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2028	7,025	7,563,636
5.00%, 06/01/2030	6,255	6,720,672
Series 2019 5.00%, 12/01/2029	8,000	8,913,718
5.00%, 12/01/2030	5,890	6,557,419
Series 2022-A 5.00%, 12/01/2036	1,000	1,128,534
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	1,060	1,095,040
5.00%, 08/01/2040	3,445	3,460,905
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2035	1,700	1,673,111
4.00%, 11/01/2036	1,510	1,472,261
4.00%, 11/01/2037	1,350	1,304,241
4.00%, 11/01/2038	1,000	949,354
5.00%, 11/01/2027	835	891,978
5.00%, 11/01/2028	1,000	1,077,541
5.00%, 11/01/2029	1,000	1,085,732
5.00%, 11/01/2030	1,750	1,897,175
5.00%, 11/01/2031	1,685	1,823,127
5.00%, 11/01/2032	1,810	1,953,996
5.00%, 11/01/2033	1,750	1,880,380
5.00%, 11/01/2034	2,110	2,253,226
School District of Philadelphia (The) Series 2016-D 5.00%, 09/01/2024	8,360	8,624,326
Series 2016-F 5.00%, 09/01/2023	5,000	5,058,119
5.00%, 09/01/2024	24,200	24,965,156

		370,219,061

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	$32	$29,213
Zero Coupon, 07/01/2033	1,346	727,766
4.00%, 07/01/2033	1,674	1,451,693
4.00%, 07/01/2035	85	71,314
4.00%, 07/01/2037	73	59,495
4.00%, 07/01/2041	99	77,424
4.00%, 07/01/2046	103	77,094
5.25%, 07/01/2023	1,803	1,802,586
5.375%, 07/01/2025	2,270	2,287,104
5.625%, 07/01/2027	4,709	4,797,887
5.625%, 07/01/2029	2,507	2,565,556
5.75%, 07/01/2031	624	645,625
Series 2022-C 0.00%, 11/01/2043	621	271,762
HTA HRRB Custodial Trust 5.25%, 07/01/2036	5,425	5,390,796
Series 2022 5.50%, 07/01/2031	510	520,389
HTA TRRB Custodial Trust 5.25%, 07/01/2034	5,100	5,071,527
5.25%, 07/01/2041	4,260	4,227,147
PR Custodial Trust Series 2022 5.50%, 07/01/2029	77	78,207
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,132,546
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A
Zero Coupon, 07/01/2024	5,190	4,841,330

		40,126,461

Rhode Island – 0.2%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2032	2,195	2,438,930
Tobacco Settlement Financing Corp./RI Series 2015-A 5.00%, 06/01/2023	6,635	6,673,402

		9,112,332

South Carolina – 1.6%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	48,725	48,681,981

	Principal Amount (000)	U.S. $ Value
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	$3,000	$3,141,489
5.00%, 12/01/2027	2,500	2,617,521
South Carolina Association of Governmental Organizations Series 2022-B 4.00%, 03/01/2023	8,935	8,946,475
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(a)	1,445	1,165,786
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030	1,435	1,509,258
5.00%, 12/01/2034	1,000	1,035,786
Series 2020-A 4.00%, 12/01/2037	1,690	1,608,925
Series 2021-A 4.00%, 12/01/2035	5,475	5,340,378
4.00%, 12/01/2036	10,000	9,582,469
Series 2021-B 5.00%, 12/01/2040	3,000	3,116,647

		86,746,715

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,633,719
5.00%, 09/01/2030	3,625	3,860,302

		7,494,021

Tennessee – 1.2%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.35%, 07/01/2045(e)	1,800	1,800,000
Metropolitan Nashville Airport Authority (The) Series B 5.50%, 07/01/2039	2,500	2,722,411
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	5,445	5,524,309
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	11,000	11,636,787
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2017-A 4.00%, 05/01/2048	39,715	39,779,251

		61,462,758

	Principal Amount (000)	U.S. $ Value

Texas – 5.8%
Arlington Higher Education Finance Corp. (Magellan School (The)) 6.00%, 06/01/2042(a)	$1,000	$979,744
Board of Regents of the University of Texas System Series 2022-A 4.00%, 08/15/2042	1,895	1,849,364
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2025	1,000	1,026,352
City of Austin TX Airport System Revenue Series 2019 5.00%, 11/15/2025	3,200	3,340,326
City of Austin TX Water & Wastewater System Revenue Series 2015-A 5.00%, 11/15/2024	4,730	4,928,631
City of El Paso TX Water & Sewer Revenue Series 2022 5.00%, 03/01/2037	4,275	4,745,266
5.00%, 03/01/2039	3,880	4,264,894
City of Houston TX Series 2017-A 5.00%, 03/01/2025	16,370	17,114,794
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2023	1,800	1,821,512
5.00%, 09/01/2025	2,000	2,058,650
City of Houston TX Airport System Revenue Series 2018-B 5.00%, 07/01/2030	6,160	6,806,885
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,262,778
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2023	8,000	8,060,094
5.00%, 05/15/2027	10,785	11,093,113
5.00%, 05/15/2028	6,065	6,237,447
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2032	1,210	1,384,993
5.00%, 02/01/2033	1,410	1,600,950
5.00%, 02/01/2034	1,700	1,913,561
5.00%, 02/01/2035	2,200	2,455,399
5.00%, 02/01/2036	1,875	2,077,639
Dallas Fort Worth International Airport Series 2014-A 5.25%, 11/01/2028	11,585	11,730,344
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,296,059

	Principal Amount (000)	U.S. $ Value
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023 (Pre-refunded/ETM)	$84,825	$84,946,622
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2042	5,000	4,781,693
Harris County Hospital District Series 2016 5.00%, 02/15/2027	2,465	2,588,937
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2038	1,850	1,700,504
4.00%, 12/01/2039	1,000	912,267
5.00%, 12/01/2028	200	209,532
5.00%, 12/01/2029	500	526,070
5.00%, 12/01/2030	500	526,285
5.00%, 12/01/2031	500	525,906
5.00%, 12/01/2032	350	366,245
5.00%, 12/01/2034	750	777,465
5.00%, 12/01/2035	595	615,023
5.00%, 12/01/2036	1,000	1,030,990
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	634,270
5.00%, 10/15/2029	600	629,271
5.00%, 10/15/2030	1,000	1,045,240
5.00%, 10/15/2031	1,020	1,065,044
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,510,397
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2022 5.00%, 05/15/2039	8,635	9,277,559
5.00%, 05/15/2040	12,345	13,110,363
5.00%, 05/15/2041	6,570	6,898,528
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	10,680	10,273,972
New Hope Cultural Education Facilities Finance Corp. Series 2017-A 5.00%, 04/01/2028 (Pre-refunded/ETM)	1,130	1,228,838
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,633,911
5.00%, 08/15/2026	2,000	2,144,205
5.00%, 08/15/2028	2,750	2,983,446

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	$875	$802,340
Series 2022 4.00%, 01/01/2032	840	719,285
4.00%, 01/01/2037	1,155	914,953
North Texas Tollway Authority Series 2014 5.00%, 01/01/2023	3,015	3,015,000
5.00%, 01/01/2024 (Pre-refunded/ETM)	900	918,528
5.00%, 01/01/2024	1,845	1,881,891
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2023	1,000	1,000,000
5.00%, 01/01/2026	3,200	3,332,276
5.00%, 01/01/2027	2,100	2,186,564
5.00%, 01/01/2028	5,975	6,220,521
Series 2019-B 5.00%, 01/01/2027	2,000	2,152,851
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	1,360	1,091,649
San Antonio Water System Series 2013-E 5.00%, 05/15/2025	3,000	3,021,768
State of Texas Series 2021-B 4.00%, 08/01/2026	2,335	2,412,714
University of Houston Series 2022-A 5.00%, 02/15/2040	1,750	1,918,104

		304,579,822

Utah – 0.4%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2041	7,000	6,405,776
5.00%, 07/01/2035	5,000	5,326,190
5.00%, 07/01/2036	5,000	5,292,188
Utah Transit Authority Series 2015-A 5.00%, 06/15/2027 (Pre-refunded/ETM)	2,000	2,115,381
5.00%, 06/15/2028 (Pre-refunded/ETM)	2,150	2,274,035
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,372,129

		22,785,699

Virginia – 1.0%
County of Loudoun VA Series 2020-B 5.00%, 12/01/2024	3,300	3,444,147
Hampton Roads Transportation Accountability Commission Series 2020-A 5.00%, 07/01/2039	4,745	5,244,681

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015-A 5.00%, 02/01/2023	$4,435	$4,441,325
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2021-A 4.00%, 08/01/2035	4,540	4,740,262
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2030	2,000	1,990,189
4.00%, 01/01/2032	5,030	4,985,467
4.00%, 01/01/2037	7,250	6,796,686
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,499,653
5.00%, 01/01/2030	1,650	1,783,308
5.00%, 01/01/2031	1,250	1,350,144
5.00%, 01/01/2032	1,500	1,615,006
5.00%, 01/01/2033	1,750	1,878,237
5.00%, 01/01/2034	1,600	1,714,934
5.00%, 01/01/2035	1,570	1,673,085
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) 3.50%, 11/01/2052	10,000	9,964,437

		53,121,561

Washington – 3.0%
City of Seattle WA Municipal Light & Power Revenue Series 2016-B 5.00%, 04/01/2026	4,300	4,614,287
Series 2021-A 4.00%, 07/01/2033	2,500	2,652,119
4.00%, 07/01/2034	3,740	3,926,880
4.00%, 07/01/2035	4,900	5,085,999
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	12,825	12,307,310
Port of Seattle WA Series 2015-C 5.00%, 04/01/2023	1,750	1,755,396
Series 2018-A 5.00%, 05/01/2025	8,320	8,624,477
Series 2018-B 5.00%, 05/01/2025	4,695	4,866,817
Series 2019 5.00%, 04/01/2032	1,500	1,605,262
5.00%, 04/01/2033	1,000	1,067,754
Series 2021 4.00%, 08/01/2040	5,750	5,324,688
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	10,000	9,796,029

	Principal Amount (000)	U.S. $ Value

State of Washington (State of Washington COP) Series 2015-C 5.00%, 01/01/2023	$2,600	$2,600,000
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(a)	31,200	31,166,713
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	8,590	8,949,335
5.00%, 08/15/2029	16,560	17,229,022
5.00%, 08/15/2030	6,400	6,649,381
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025	2,000	2,063,758
5.00%, 08/15/2027	2,175	2,294,770
5.00%, 08/15/2028	3,700	3,903,021
5.00%, 08/15/2030	8,005	8,422,498
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	9,695,265
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	4,886	4,304,448
Series 2021-1, Class X 0.725%, 12/20/2035(b)	3,225	160,021

		159,065,250

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	16,125	13,768,644

Wisconsin – 2.6%
State of Wisconsin Series 2019-A 5.00%, 05/01/2025	9,000	9,471,719
5.00%, 05/01/2027	12,500	13,639,963
5.00%, 05/01/2028	12,000	13,173,762
Series 2021-2 5.00%, 05/01/2025	12,000	12,645,634
Series 2023-1 5.00%, 05/01/2024(d)	3,170	3,257,758
5.00%, 05/01/2027(d)	8,500	9,330,993
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	895	897,647
5.00%, 10/01/2025(a)	3,360	3,381,111
5.00%, 10/01/2026(a)	3,605	3,625,482
5.00%, 10/01/2027(a)	3,720	3,736,852

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2028(a)	$3,525	$3,533,447
5.00%, 10/01/2029(a)	835	834,463
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028	1,075	866,641
Zero Coupon, 12/15/2030	2,140	1,583,079
Zero Coupon, 12/15/2032	2,800	1,881,730
Zero Coupon, 12/15/2034	2,500	1,510,374
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 3.84% (MUNIPSA + 0.18%), 08/15/2054(c)	4,000	3,866,603
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	2,500	2,551,298
4.00%, 10/15/2035	1,000	1,012,144
Wisconsin Public Finance Authority Series 2022 5.00%, 02/01/2042	2,000	1,925,923
5.50%, 02/01/2042(a)	6,955	6,413,765
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	3,750	3,686,792
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,000,952
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,325,128
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,033,858
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(a)	275	263,965
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 2.75%, 06/01/2026(a)	2,510	2,394,588
Series 2021-B 2.25%, 06/01/2027(a)	1,420	1,267,697
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	599,045
4.00%, 02/01/2036	3,335	3,177,757
4.00%, 02/01/2038	3,575	3,308,425
4.00%, 02/01/2040	3,945	3,585,930

	Principal Amount (000)	U.S. $ Value

Series 2022
5.00%, 02/01/2031	$3,375	$3,648,726
5.00%, 02/01/2032	2,545	2,716,903
WPPI Energy Series 2014-A 5.00%, 07/01/2029	1,000	1,024,017

		137,174,171

Total Long-Term Municipal Bonds (cost $5,043,397,442)		4,822,933,437

Short-Term Municipal Notes – 5.6%
District of Columbia – 0.2%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 3.58%, 11/01/2045(e)	6,405	6,405,000
District of Columbia (Georgetown University (The)) Series 2016 3.63%, 04/01/2041(e)	3,530	3,530,000

		9,935,000

Florida – 0.3%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 3.68%, 07/01/2032(e)	1,795	1,795,000
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc.(The)) Series 2002 3.68%, 07/01/2032(e)	1,725	1,725,000
Florida Gulf Coast University Financing Corp. Series 2009-A 3.66%, 02/01/2039(e)	1,650	1,650,000
Florida Keys Aqueduct Authority Series 2013 3.59%, 09/01/2035(e)	1,045	1,045,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 3.70%, 06/01/2048(e)	7,250	7,250,000
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019-E 3.65%, 10/01/2026(e)	2,240	2,240,000

		15,705,000

Hawaii – 0.1%
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) Series 2008 3.57%, 12/01/2041(e)	3,640	3,640,000

	Principal Amount (000)	U.S. $ Value

Illinois – 0.4%
Illinois Development Finance Authority (American College of Surgeons) Series 1996 3.36%, 08/01/2026(e)	$672	$672,000
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 3.78%, 01/01/2029(e)	100	100,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 3.70%, 08/01/2035(e)	955	955,000
Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 3.56%, 01/01/2041(e)	14,500	14,500,000
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 3.36%, 06/01/2038(e)	6,165	6,165,000

		22,392,000

Iowa – 0.2%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.73%, 11/15/2041(e)	8,960	8,960,000

Kentucky – 0.2%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 3.63%, 10/01/2039(e)	12,485	12,485,000

Louisiana – 0.5%
Louisiana Offshore Terminal Authority (Loop LLC) Series 2013 3.73%, 09/01/2033(e)	8,450	8,450,000
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 3.73%, 07/01/2047(e)	12,975	12,975,000
Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC) Series 2013 3.35%, 04/02/2023(e)	2,265	2,265,000

		23,690,000

Maryland – 0.0%
Montgomery County Housing Opportunities Commission Series 2011-A 3.66%, 01/01/2049(e)	1,825	1,825,000

	Principal Amount (000)	U.S. $ Value

Michigan – 0.4%
Grand Valley State University Series 2019-B 3.66%, 12/01/2031(e)	$16,095	$16,095,000
Lakeview School District/MI Series 2019-B 3.66%, 05/01/2032(e)	5,230	5,230,000

		21,325,000

Minnesota – 0.4%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 3.68%, 11/15/2048(e)	4,805	4,805,000
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 3.60%, 11/15/2034(e)	11,725	11,725,000
3.63%, 11/15/2034(e)	3,625	3,625,000

		20,155,000

Nevada – 0.7%
County of Clark Department of Aviation Series 2008-D 3.60%, 07/01/2029(e)	26,945	26,945,000
Series 2014-D 3.60%, 07/01/2040(e)	11,010	11,010,000

		37,955,000

New Jersey – 0.4%
New Jersey Health Care Facilities Financing Authority Series 2017 3.66%, 07/01/2035(e)	2,995	2,995,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-B 3.64%, 07/01/2036(e)	3,675	3,675,000
Series 2008-C 3.64%, 07/01/2036(e)	16,630	16,630,000

		23,300,000

New York – 0.4%
New York City Housing Development Corp. Series 2008 3.63%, 04/15/2035(e)	300	300,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 3.61%, 05/01/2044(e)	21,910	21,910,000

		22,210,000

	Principal Amount (000)	U.S. $ Value

Ohio – 0.1%
Columbus Regional Airport Authority Series 2006 3.37%, 12/01/2036(e)	$6,880	$6,880,000

Pennsylvania – 0.3%
Emmaus General Authority Series 2008-D 3.61%, 03/01/2024(e)	700	700,000
Series 2008-E 3.61%, 03/01/2024(e)	1,000	1,000,000
Haverford Township School District Series 2009 3.66%, 03/01/2030(e)	2,310	2,310,000
Pennsylvania Turnpike Commission Series 2019 3.66%, 12/01/2038(e)	700	700,000
Philadelphia Gas Works Co. Series 2020-D 3.66%, 08/01/2031(e)	10,950	10,950,000

		15,660,000

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 3.36%, 11/15/2038(e)	2,320	2,320,000

Tennessee – 0.0%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.35%, 07/01/2045(e)	1,350	1,350,000

Texas – 0.1%
Dallas Performing Arts Cultural Facilities Corp. (Dallas Center for the Performing Arts Foundation, Inc.) Series 2013 3.70%, 09/01/2041(e)	2,815	2,815,000
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 3.72%, 02/15/2036(e)	270	270,000

		3,085,000

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 3.61%, 12/01/2030(e)	4,330	4,330,000

	Principal Amount (000)	U.S. $ Value

Washington – 0.7%
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) Series 2009 3.59%, 12/15/2044(e)	$3,025	$3,025,000
Washington State Housing Finance Commission (Panorama/United States) Series 2008 3.60%, 04/01/2043(e)	4,050	4,050,000
Washington State Housing Finance Commission (Redmond Ridge Apartments LLC) Series 2017 3.59%, 11/01/2047(e)	7,440	7,440,000
Washington State Housing Finance Commission (Traditions at South Hill LLC) Series 2014 3.59%, 08/01/2044(e)	6,140	6,140,000
Washington State Housing Finance Commission (Vintage at Urban Center LLC) Series 2015 3.58%, 07/01/2047(e)	15,415	15,415,000

		36,070,000

West Virginia – 0.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 3.66%, 06/01/2034(e)	635	635,000

Total Short-Term Municipal Notes (cost $293,907,000)		293,907,000

Total Municipal Obligations (cost $5,337,304,442)		5,116,840,437

CORPORATES - INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 4.938% (SOFR + 1.30%), 04/07/2025(c)	10,000	9,743,600

Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,167,359
1.777%, 11/15/2030	5,000	3,906,550
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,061,475
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	7,225,900
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	2,992,360

		23,353,644

	Principal Amount (000)	U.S. $ Value

Services – 0.4%
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	$7,000	$4,828,880
Novant Health, Inc. 2.637%, 11/01/2036	19,100	14,105,732

		18,934,612

Total Corporates - Investment Grade (cost $65,331,734)		52,031,856

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	16,250	15,927,278
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,968	1,471,715
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,924	3,675,450
Series 2022-ML13, Class XCA 0.953%, 07/25/2036(b)	2,100	122,693
Series 2022-ML13, Class XUS 0.984%, 09/25/2036(b)	3,800	268,546

Total Commercial Mortgage-Backed Securities (cost $26,633,397)		21,465,682

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	5,716,180

Consumer Non-Cyclical – 0.1%
Medline Borrower LP
3.875%, 04/01/2029(a)	6,500	5,238,740

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(a)	5,000	4,656,850
4.625%, 04/15/2029(a)	2,300	2,007,233

		6,664,083

Total Corporates - Non-Investment Grade (cost $21,527,924)		17,619,003

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Connecticut Avenue Securities Trust
Series 2020-SBT1, Class 2M2 8.039% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)	813	817,359

	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(c)	$228	$230,679
Series 2014-DN3, Class M3 8.389% (LIBOR 1 Month + 4.00%), 08/25/2024(c)	47	47,465
Series 2015-DNA1, Class M3 7.689% (LIBOR 1 Month + 3.30%), 10/25/2027(c)	181	182,646
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2 7.289% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	308	308,209
Series 2014-C04, Class 1M2 9.289% (LIBOR 1 Month + 4.90%), 11/25/2024(c)	150	154,415
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	259	260,336
Series 2016-C01, Class 1M2 11.139% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	360	375,615
Series 2016-C03, Class 1M2 9.689% (LIBOR 1 Month + 5.30%), 10/25/2028(c)	151	155,789

Total Collateralized Mortgage Obligations (cost $2,232,590)		2,532,513

Total Investments – 98.6% (cost $5,453,030,087)(f)		5,210,489,491
Other assets less liabilities – 1.4%		71,409,673

Net Assets – 100.0%		$5,281,899,164

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.85%	USD	38,540	$(284,333)	$1,463,669	$(1,748,002)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	25,420	01/15/2025	2.565%	CPI#	Maturity	$2,222,069	$—	$2,222,069
USD	15,240	01/15/2025	4.028%	CPI#	Maturity	433,921	—	433,921
USD	12,710	01/15/2025	2.585%	CPI#	Maturity	1,101,003	—	1,101,003
USD	12,710	01/15/2025	2.613%	CPI#	Maturity	1,087,201	—	1,087,201
USD	52,790	01/15/2026	CPI#	3.720%	Maturity	(1,497,412)	—	(1,497,412)
USD	40,000	01/15/2027	CPI#	3.320%	Maturity	(1,603,505)	—	(1,603,505)
USD	39,500	01/15/2027	CPI#	3.466%	Maturity	(1,233,138)	(43,449)	(1,189,689)
USD	31,450	01/15/2027	CPI#	3.323%	Maturity	(1,255,044)	—	(1,255,044)
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	15,149,389	—	15,149,389
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	18,157,428	—	18,157,428
USD	94,820	01/15/2029	CPI#	3.290%	Maturity	(2,524,367)	—	(2,524,367)
USD	40,500	01/15/2029	CPI#	3.735%	Maturity	395,880	—	395,880
USD	16,275	01/15/2030	1.572%	CPI#	Maturity	2,661,592	—	2,661,592
USD	16,275	01/15/2030	1.587%	CPI#	Maturity	2,639,745	—	2,639,745
USD	23,500	01/15/2031	2.782%	CPI#	Maturity	1,446,333	—	1,446,333
USD	22,000	01/15/2031	2.680%	CPI#	Maturity	1,568,905	—	1,568,905
USD	19,200	01/15/2031	2.989%	CPI#	Maturity	796,841	—	796,841
USD	20,800	01/15/2032	CPI#	3.064%	Maturity	(594,723)	—	(594,723)
USD	18,300	04/15/2032	CPI#	2.909%	Maturity	(758,493)	—	(758,493)

						$38,193,625	$(43,449)	$38,237,074

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	51,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(2,393,565)	$—	$(2,393,565)
USD	136,500	04/15/2032	2.569%	1 Day SOFR	Annual	10,409,406	—	10,409,406
USD	54,900	04/15/2032	1.280%	1 Day SOFR	Annual	10,215,661	—	10,215,661
USD	46,000	04/15/2032	3.605%	1 Day SOFR	Annual	(119,640)	—	(119,640)
USD	38,200	04/15/2032	2.632%	1 Day SOFR	Annual	2,707,743	—	2,707,743
USD	11,000	04/15/2032	3.082%	1 Day SOFR	Annual	398,851	—	398,851
USD	6,000	04/15/2032	3.069%	1 Day SOFR	Annual	223,840	—	223,840

						$21,442,296	$—	$21,442,296

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	320	$(78,268)	$(29,701)	$(48,567)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,063	$(259,913)	$(127,247)	$(132,666)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	71	(17,359)	(8,242)	(9,117)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	176	(42,932)	(16,442)	(26,490)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,163	(529,126)	(249,558)	(279,568)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,187	(534,860)	(205,091)	(329,769)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,290	(804,693)	(300,633)	(504,060)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	410	(100,277)	(48,888)	(51,389)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,851	(697,442)	(252,910)	(444,532)

						$(3,064,870)	$(1,238,712)	$(1,826,158)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	$7,028,828	$—	$7,028,828

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $249,029,679 or 4.7% of net assets.

(b)	IO - Interest Only.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(d)	When-Issued or delayed delivery security.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,671,381 and gross unrealized depreciation of investments was $(271,077,939), resulting in net unrealized depreciation of $(179,406,558).

As of December 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,822,933,437	$—	$4,822,933,437
Short-Term Municipal Notes	—	293,907,000	—	293,907,000
Corporates - Investment Grade	—	52,031,856	—	52,031,856
Commercial Mortgage-Backed Securities	—	21,465,682	—	21,465,682
Corporates - Non-Investment Grade	—	17,619,003	—	17,619,003
Collateralized Mortgage Obligations	—	2,532,513	—	2,532,513

Total Investments in Securities	—	5,210,489,491	—	5,210,489,491
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	47,660,307	—	47,660,307
Centrally Cleared Interest Rate Swaps	—	23,955,501	—	23,955,501
Interest Rate Swaps	—	7,028,828	—	7,028,828
Liabilities:
Centrally Cleared Credit Default Swaps	—	(284,333)	—	(284,333)
Centrally Cleared Inflation (CPI) Swaps	—	(9,466,682)	—	(9,466,682)
Centrally Cleared Interest Rate Swaps	—	(2,513,205)	—	(2,513,205)
Credit Default Swaps	—	(3,064,870)	—	(3,064,870)

Total	$—	$5,273,805,037	$—	$5,273,805,037

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.